Income Tax (Details 1) - USD ($)	2 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2019
Federal
Current		$ 913,051
Deferred		(87,897)
State
Current
Deferred
Change in valuation allowance		87,897
income tax benefit		$ (913,051)